Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2025 Fund - Fidelity Freedom 2025 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762